UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
                                  [X] adds new holdings entries.

Name:      John Hancock Life Insurance Company (U.S.A.)
Address:   601 Congress Street
           Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Maureen Milet
Title:     Vice President & Chief Compliance Officer-Investments
Phone:     (617) 572-0203

           Maureen Milet                 Boston, MA            February 25, 2013
           -------------                 ----------            -----------------
           [Signature]                   [City, State]         [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.

Report Type (check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
      Form 13F File Number     Name
      028-01714                Independence Investment LLC
      028-03222                John Hancock Advisors, Inc.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      14

Form 13F Information Table Value Total:                   US $60,155 (thousands)

List of Other Included Managers:

No.           Form 13F File Number         Name
1             028-11519                    Manulife Financial Corporation

                                                                      Shares
                                                   CUSIP     Value    or Prn   SH/  Put/   Investment  Other      VOTING AUTHORITY
Name of Issuer                     Title of Class  Number    (x$1000) Amount   PRN  Call   Discretion  Manager  SOLE    SHARED  NONE
AMR CORP                           COM             001765106     91     3,597  SH          DEFINED     1          3,597      0   0
AMPEX                              COM             032092306    109     9,320  SH          DEFINED     1          9,320      0   0
CAPITAL LEASE FDG INC              COM             140288101    454    39,758  SH          DEFINED     1         39,758      0   0
CISCO                              COM             17275R102    618    31,622  SH          DEFINED     1              0 31,622   0
ENERPLUS RESOURCES                 COM             29274D604 17,128   304,552  SH          DEFINED     1        304,552      0   0
HAWAIIAN HOLDINGS                  COM             419879101  1,818   534,689  SH          DEFINED     1        534,689      0   0
HUNTSMAN CORP                      COM             447011107  7,118   410,971  SH          DEFINED     1        410,971      0   0
LILY ELI & CO                      COM             532457108     78     1,404  SH          DEFINED     1          1,404      0   0
NAVISTAR INTL CORP                 COM             63934E108    787    31,997  SH          DEFINED     1         31,997      0   0
PORTLAND GEN ELEC CO               COM             736508847  4,484   179,562  SH          DEFINED     1        179,562      0   0
RANGE RESOURCES                    COM             541509303  6,762   248,690  SH          DEFINED     1        248,690      0   0
UAL CORP                           COM             902549807 19,510   628,960  SH          DEFINED     1        628,960      0   0
VELOCITY EXPRESS CORP              COM             92257T608    147   104,393  SH          DEFINED     1        104,393      0   0
PETROLEUM GEO SVCS ASA             SPONSORED ADR   716599105  1,051    16,749  SH          DEFINED     1         16,749      0   0